UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Sept 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Van Berkom & Associates Inc.
Address: 1130 Sherbrooke St West, S# 1005
         Montreal, Quebec, Canada H3A 2M8

13F File Number:  028-14507

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mathieu Sirois
Title:     Vice-President & Senior Portfolio Mngr, U.S. Small Cap
Phone:     514 985-5759

Signature, Place, and Date of Signing:

  /s/ Mathieu Sirois     Montreal, QC     October 24, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    43

Form 13F Information Table Value Total:    $1,050,049 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN PUBLIC EDUCATON INC   COM              02913V103    25007   686446 SH       SOLE                   325896        0   360550
ARTIO GLOBAL INVS INC          COM CL A         04315B107     7228  2425569 SH       SOLE                  1150352        0  1275217
BALDWIN & LYONS INC            CL B             057755209    12252   512441 SH       SOLE                   243219        0   269222
BIG LOTS INC                   COM              089302103    19362   654548 SH       SOLE                   310551        0   343997
BROWN & BROWN INC              COM              115236101    37971  1456493 SH       SOLE                   691306        0   765187
CBOE HLDGS INC                 COM              12503M108    31904  1085176 SH       SOLE                   514824        0   570352
CARBO CERAMICS INC             COM              140781105    10289   163523 SH       SOLE                    78000        0    85523
CARLISLE COS INC               COM              142339100    25150   484397 SH       SOLE                   230001        0   254396
CHARLES RIV LABS INTL INC      COM              159864107    34646   874909 SH       SOLE                   413981        0   460928
CHEMED CORP NEW	               COM              16359R103    33180   478856 SH       SOLE                   227021        0   251835
DESCARTES SYS GROUP INC        COM              249906108    14821  1693300 SH       SOLE                   362000        0  1331300
EURONET WORLDWIDE INC          COM              298736109    27115  1443050 SH       SOLE                   682955        0   760095
FIRSTSERVICE CORP              SUB VTG SH       33761N109    29831  1049900 SH       SOLE                   224700        0   825200
GT ADVANCED TECHNOLOGIES INC   COM              36191U106    18859  3463515 SH       SOLE                  1643353        0  1820162
GLADSTONE INVT CORP            COM              376546107     7796   996969 SH       SOLE                   473496        0   523473
GRACO INC                      COM              384109104    19330   384447 SH       SOLE                   182660        0   201787
GRAND CANYON ED INC            COM              38526M106    48832  2075304 SH       SOLE                   984879        0  1090425
GUESS INC		       COM              401617105    22922   901728 SH       SOLE                   427912        0   473816
HHGREGG INC                    COM              42833L108    13729  1989739 SH       SOLE                   944113        0  1045626
ICONIX BRAND GROUP INC         COM              451055107    33079  1813563 SH       SOLE                   861301        0   952262
IDEX CORP                      COM              45167R104    25157   602284 SH       SOLE                   285789        0   316495
INTERVAL LEISURE GROUP INC     COM              46113M108    34388  1819261 SH       SOLE                   863441        0   955820
IRIDIUM COMMUNICATIONS INC     COM              46269C102    21141  2888069 SH       SOLE                  1369807        0  1518262
LHC GROUP INC                  COM              50187A107    20075  1086917 SH       SOLE                   515123        0   571794
LENDER PROCESSING SVCS INC     COM              52602E102    30266  1085200 SH       SOLE                   514981        0   570219
MARKETAXESS HLDGS INC          COM              57060D108    35760  1131301 SH       SOLE                   537053        0   594248
MAXIMUS INC                    COM              577933104    13937   233367 SH       SOLE                   111990        0   121377
MIDDLEBY CORP                  COM              596278101    15141   130929 SH       SOLE                    62102        0    68827
MILLER HERMAN INC              COM              600544100    24814  1276435 SH       SOLE                   605666        0   670769
NETSCOUT SYS INC               COM              64115T104    20904   819456 SH       SOLE                   389078        0   430378
NEUSTAR INC                    COM CL A         64126X201    44541  1112697 SH       SOLE                   528330        0   584367
POLYPORE INTL INC              COM              73179V103    23562   666522 SH       SOLE                   316422        0   350100
PROGRESS SOFTWARE CORP         COM              743312100    19928   931670 SH       SOLE                   442230        0   489440
QLOGIC CORP                    COM              747277101    17292  1514158 SH       SOLE                   718854        0   795304
RLI CORP                       COM              749607107    26542   398170 SH       SOLE                   189106        0   209064
SOTHEBYS                       COM              835898107    23673   751529 SH       SOLE                   356515        0   395014
STANTEC INC                    COM              85472N109    26526   778900 SH       SOLE                   166100        0   612800
TCF FINL CORP                  COM              872275102    25630  2146588 SH       SOLE                  1018220        0  1128368
TEMPUR PEDIC INTL INC          COM              88023U101     9424   315288 SH       SOLE                   149575        0   165713
THOR INDS INC                  COM              885160101    25764   709353 SH       SOLE                   336565        0   372788
TRUE RELIGION APPAREL INC      COM              89784N104    21989  1030891 SH       SOLE                   489251        0   541640
UNIVERSAL HLTH SVCS INC        COM CL B         913903100    36712   802794 SH       SOLE                   380644        0   422150
WILEY JOHN & SONS INC          COM CL A         968223206    33580   730795 SH       SOLE                   346950        0   383845